Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use assets.
Summary of right-of-use assets

			Total net
(Euro thousands)	Real estates	Other	carrying amount
At January 1, 2024	128,196	657	128,853
Additions	46,180	656	46,836
Disposals	(442)	(22)	(464)
Depreciation	(34,246)	(350)	(34,596)
Impairment losses	(5,789)	—	(5,789)
Contract modifications	(7,115)	(52)	(7,167)
Net foreign exchange differences	3,915	9	3,924
At December 31, 2024	130,699	898	131,597
Additions	11,722	475	12,197
Disposals	(2,097)	(59)	(2,156)
Depreciation	(30,103)	(437)	(30,540)
Impairment losses	(7,828)	—	(7,828)
Contract modifications	5,856	11	5,867
Transfer to held for sale	(5,261)	(526)	(5,787)
Net foreign exchange differences	(7,826)	(14)	(7,840)
At December 31, 2025	95,162	348	95,510